Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurred basis

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
One SRL call option (see Note 11)	1,545	—	—	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

	Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
Contingent call option for investment in related party (see Note 11)	1,545	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurred basis

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of September 30, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Preferred stock warrants	$17,457	$—	$—	$17,457
One SRL call option (see Note 11)	2,040	—	—	2,040
Total liabilities measured at fair value	$19,497	$—	$—	$19,497

	Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Tranche rights liability	$310	$—	$—	$310
Preferred stock warrants	15,996	—	—	15,996
Total liabilities measured at fair value	$16,306	$—	$—	$16,306

Schedule of probabilities of scenarios occurring

	September 30,	December 31,
	2021	2020
Long-term IPO scenario	15.0%	75.0%
Special purpose acquisition company (“SPAC”) scenario	75.0%	0.0%
Market adjusted equity value method	10.0%	25.0%

	At December 31,
	2020	2019
IPO scenario	75.0%	75.0%
Trade sale	25.0%	25.0%
Trade sale after Qualified Financing	0.0%	0.0%

Schedule of changes to company's warrant liability

The following represents a summary of the changes to the Company’s warrant liability for the nine months ended September 30, 2021 (in thousands):

	Series A‑1	Series A‑3	Series A‑4
	Warrants	Warrants	Warrants	Total
Balance at December 31, 2020	$581	$2,896	$8,622	$12,099
Exercise of warrants	(937)	(2,987)	—	(3,924)
Change in fair value of warrant liability	356	91	8,835	9,282
Balance at September 30, 2021	$—	$—	$17,457	$17,457

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options	Total
Balance at January 1, 2019	$752	$3,332	$10,067	$—	$—	$14,151
Issuance of Series 3 Growth warrant liability	—	—	—	4,706	—	4,706
Issuance of Series 4 Growth option liability	—	—	—	—	677	677
Change in fair value of warrant liability	(267)	(791)	(2,381)	(75)	(24)	(3,538)
Balance at December 31, 2019	485	2,541	7,686	4,631	653	15,996
Issuance of Series 4 Growth option liability	—	—	—	—	745	745
Extinguishment of Series 3 Growth warrant	—	—	—	(5,973)	—	(5,973)
Exercise of Series A-4 warrants	—	—	(135)	—	—	(135)
Change in fair value of warrant liability	96	355	1,071	1,342	(1,398)	1,466
Balance at December 31, 2020	$581	$2,896	$8,622	$—	$—	$12,099

Schedule of weighted average assumptions used to determine the fair value of the warrant liability

Series A-4
Warrants
Expected term	0.5 year
Expected volatility	63.0%
Expected dividend yield	0.0%
Risk free interest rate	0.3%
Estimated fair value of the redeemable convertible preferred stock	$24.67
Exercise price of warrants	$0.04

	Series A‑1	Series A‑3	Series A‑4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2020:

	Series A-1	Series A-3	Series A-4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2019:

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options
Expected term	1.3 years	2.5 years	3.6 years	10.0 years	0.96 years
Expected volatility	52.0%	55.0%	58.0%	45.0%	49.0%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%
Risk free interest rate	1.59%	1.60%	1.64%	1.92%	1.59%
Estimated fair value of the redeemable convertible preferred stock	$10.73	$10.70	$10.72	$17.09	$17.27
Exercise price of warrants	$4.44	$0.04	$0.04	$17.27	$20.72

Schedule of changes to company's call option liability

The following represents a summary of the changes to Company’s call option liability from December 31, 2020 through September 30, 2021 (in thousands):

Balance at December 31, 2020	$1,545
Change in fair value of One SRL call option	601
Foreign currency translation gain	(106)
Balance at September 30, 2021	$2,040

Fair value of call option liability at issuance	$1,494
Foreign currency translation loss	51
Balance at December 31, 2020	$1,545